Business Acquisitions - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2026	May 31, 2025
Business Acquisition [Line Items]
Goodwill		$ 46,558	$ 43,832
Other non-current assets		$ 13,424	$ 17,470
Xizang Tianli Education Technology Co Ltd [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 4,568
Other current assets	33,906
Property and equipment	218
Goodwill	26,216
Other non-current assets	317
Other current liabilities	(13,411)
Deferred tax liabilities	(2,489)
Fair value of the 17.4% equity interests previously held	(13,395)
Non-controlling interests	(31,007)
Total	$ 32,578
Xizang Tianli Education Technology Co Ltd [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period	1 year
Xizang Tianli Education Technology Co Ltd [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period	5 years
Xizang Tianli Education Technology Co Ltd [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets	$ 8,108
Amortization period	5 years
Xizang Tianli Education Technology Co Ltd [Member] | Copyrights [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,317
Amortization period	5 years
Xizang Tianli Education Technology Co Ltd [Member] | Distribution channel [Member]
Business Acquisition [Line Items]
Intangible assets	$ 17,230
Amortization period	5 years